Retirement Benefit and Other Post-retirement Obligations - Summary of Defined Plan Analysis (Detail) - UK Group plan [member]	Dec. 31, 2025
Disclosure of defined benefit plans [line items]
Defined benefit	47.00%
Defined contribution	53.00%
Total	100.00%
Active [member]
Disclosure of defined benefit plans [line items]
Defined benefit	0.00%
Defined contribution	11.00%
Total	11.00%
Deferred [member]
Disclosure of defined benefit plans [line items]
Defined benefit	12.00%
Defined contribution	42.00%
Total	54.00%
Pensioners [member]
Disclosure of defined benefit plans [line items]
Defined benefit	35.00%
Defined contribution	0.00%
Total	35.00%